SEGMENT INFORMATION - Revenue disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEGMENT INFORMATION
Revenue	$ 48,948	$ 64,669	$ 56,733
Bulgaria
SEGMENT INFORMATION
Revenue	931	912	966
Canada
SEGMENT INFORMATION
Revenue	167	361	382
Czech
SEGMENT INFORMATION
Revenue	3,936	4,103	3,548
Greece
SEGMENT INFORMATION
Revenue	1,214	1,613	1,650
Japan
SEGMENT INFORMATION
Revenue	36,086	41,140	37,887
PRC
SEGMENT INFORMATION
Revenue	168	29
USA
SEGMENT INFORMATION
Revenue	5,612	4,914	6,681
Uruguay
SEGMENT INFORMATION
Revenue	834	11,268	5,198
Spain
SEGMENT INFORMATION
Revenue		329	421
EPC services solar energy system sales
SEGMENT INFORMATION
Revenue		198	285
EPC services solar energy system sales | Canada
SEGMENT INFORMATION
Revenue		177	256
EPC services solar energy system sales | USA
SEGMENT INFORMATION
Revenue		21	29
Sales of solar modules
SEGMENT INFORMATION
Revenue	686	1
Sales of solar modules | Canada
SEGMENT INFORMATION
Revenue		1
Sales of solar modules | Japan
SEGMENT INFORMATION
Revenue	686
Electricity sales income
SEGMENT INFORMATION
Revenue	45,122	61,438	53,614
Electricity sales income | Canada
SEGMENT INFORMATION
Revenue	136	143	126
Electricity sales income | Czech
SEGMENT INFORMATION
Revenue	3,936	4,103	3,548
Electricity sales income | Greece
SEGMENT INFORMATION
Revenue			146
Electricity sales income | Japan
SEGMENT INFORMATION
Revenue	34,563	40,925	37,670
Electricity sales income | PRC
SEGMENT INFORMATION
Revenue	168	29
Electricity sales income | USA
SEGMENT INFORMATION
Revenue	5,485	4,822	6,647
Electricity sales income | Uruguay
SEGMENT INFORMATION
Revenue	834	11,087	5,056
Electricity sales income | Spain
SEGMENT INFORMATION
Revenue		329	421
O&M services
SEGMENT INFORMATION
Revenue	3,140	3,032	2,834
O&M services | Bulgaria
SEGMENT INFORMATION
Revenue	931	912	966
O&M services | Canada
SEGMENT INFORMATION
Revenue	31	40
O&M services | Greece
SEGMENT INFORMATION
Revenue	1,214	1,613	1,504
O&M services | Japan
SEGMENT INFORMATION
Revenue	837	215	217
O&M services | USA
SEGMENT INFORMATION
Revenue	$ 127	71	5
O&M services | Uruguay
SEGMENT INFORMATION
Revenue		$ 181	$ 142